Consolidated Statement of Cash Flows - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Operating activities
Net income (loss)	$ 415.0	$ (296.3)
Adjustments for:
Depreciation and amortization	414.7	374.8
Impairment of goodwill	0.0	568.0
Impairment of non-financial assets – net	7.1	57.3
Share of after-tax profit of equity accounted investees	(88.3)	(72.2)
Deferred income taxes	44.9	(166.5)
Investment tax credits	(10.1)	(14.8)
Equity-settled share-based payments expense	25.2	14.8
Defined benefit pension plans	34.6	8.3
Other non-current liabilities	(5.3)	(9.7)
Derivative financial assets and liabilities – net	(39.8)	(12.7)
After-tax gain on disposal of discontinued operations	0.0	(16.5)
Gain on remeasurement of previously held equity interest	(72.6)	0.0
Other	(26.0)	4.3
Changes in non-cash working capital	197.1	128.1
Net cash provided by operating activities	896.5	566.9
Investing activities
Business combinations, net of cash acquired	(308.0)	0.0
Proceeds from disposal of discontinued operations	0.0	275.3
Property, plant and equipment expenditures	(356.2)	(329.8)
Proceeds from disposal of property, plant and equipment	19.4	4.0
Intangible assets expenditures	(87.9)	(147.9)
Net payments to equity accounted investees	(19.0)	(43.9)
Dividends received from equity accounted investees	28.7	37.1
Other	(9.3)	(10.2)
Net cash used in investing activities	(732.3)	(215.4)
Financing activities
Net repayment of borrowing under revolving credit facilities	(45.0)	(396.7)
Proceeds from long-term debt	331.5	433.5
Repayment of long-term debt	(321.3)	(370.4)
Repayment of lease liabilities	(59.9)	(69.5)
Net proceeds from the issuance of common shares	67.1	7.8
Repurchase and cancellation of common shares	(21.3)	0.0
Other	(0.9)	0.0
Net cash used in financing activities	(49.8)	(395.3)
Effect of foreign currency exchange differences on cash and cash equivalents	19.2	(13.7)
Net increase (decrease) in cash and cash equivalents	133.6	(57.5)
Cash and cash equivalents, beginning of year	160.1	217.6
Cash and cash equivalents, end of year	$ 293.7	$ 160.1